Allowances for Loan Losses_Changes In The Book Value Of Loans At Amortized Cost(Details) - Loans at amortized cost ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
12-month expected credit losses
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost Line Items [Line Items]
Beginning	₩ 262,092,823
Changes In The Book Value Of Loans At Amortized Cost Abstract [Abstract]
Transfer to 12month expected credit losses	8,399,033
Transfer to lifetime expected credit losses	(11,867,144)
Transfer to lifetime expected credit losses (impaired)	(780,095)
Write-offs	0
Disposal	(490,070)
Net increase(decrease) (Execution, repayment and others)	35,941,823
Ending	293,296,370
Non-impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost Line Items [Line Items]
Beginning	27,216,234
Changes In The Book Value Of Loans At Amortized Cost Abstract [Abstract]
Transfer to 12month expected credit losses	(8,322,782)
Transfer to lifetime expected credit losses	11,938,263
Transfer to lifetime expected credit losses (impaired)	(901,109)
Write-offs	(8)
Disposal	(10,557)
Net increase(decrease) (Execution, repayment and others)	(3,502,876)
Ending	26,417,165
Impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost Line Items [Line Items]
Beginning	2,270,094
Changes In The Book Value Of Loans At Amortized Cost Abstract [Abstract]
Transfer to 12month expected credit losses	(76,251)
Transfer to lifetime expected credit losses	(71,119)
Transfer to lifetime expected credit losses (impaired)	1,681,204
Write-offs	(1,079,427)
Disposal	(192,415)
Net increase(decrease) (Execution, repayment and others)	(434,337)
Ending	₩ 2,097,749